May 17, 2005



VIA EDGAR

Mr. Steven Jacobs
Accounting Branch Chief
Division of Corporation Finance
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Mail Stop:  0409
Washington, DC 20549
                  RE:      HMG/Courtland Properties, Inc.
                           Form 10-KSB for the year ended
                           December 31, 2004
                           File No. 1-07805

Dear Mr. Jacobs:

                  This letter responds to the comments in your letter to HMG/Courtland Properties, Inc. (the "Company"), dated May 10, 2005, which responded to the Company's letter dated April 27, 2005. The comments in your letter related to the Company's Annual Report on Form 10-KSB for the fiscal year ended December 31, 2004, as identified in the caption above. For ease of review, your comments have been reported below appearing in italics.

                  1. We have read your response to comment

                           1. We note that the acquired intangible assets
                  include trademarks and other rights that are not capable of being sold, transferred, licensed, rented, exchanged, separated or divided from the acquired assets. However, pursuant to paragraph 39 of SFAS 141, an intangible asset shall be recognized as an asset apart from goodwill if it arises from contractual or other legal rights (regardless of whether those rights are transferable or separable from the acquired entity or from other rights and obligations). In a supplemental response, clarify how you considered paragraphs 39 and A14 of SFAS 141, in their entirety, in your conclusion that the intangible assets do not meet the criteria for recognition apart from goodwill. In addition, considering that the acquired property is subject to a ground lease with the City of Miami as well as a management agreement, advise us why you have not allocated any of the purchase price to intangible assets, such as service agreements or lease agreements.

Mr. Steven Jacobs
May 17, 2005
Page 2


                  2. We have reviewed the exhibits filed with Amendment No. 1 to Form 10-KSB on April 28, 2005, however, we are unable to locate the revisions made in response to comment 2. Amend the exhibits to include all of the certifications required by Exchange Act Rules 13a-14(a) and 15d-14(a) or advise us. Refer to Item 601 of Regulation S-B and Question 1 of the staff's Exemptive Order on Management's Report on Internal Control over Financial Reporting and Related Auditor Report Frequently Asked Questions dated January 21, 2005.

         HMG/Courtland Properties, Inc. responses

                  1. To clarify our response considering Paragraphs 39 and A14 of SFAS 141, please note that the trademarks and other rights were not acquired but given to the Company on a non-exclusive basis for $100. They are not part of an acquired entity and can only be used by the Company for the specific operation of the acquired property, and as such have no material value. The trademarks and other rights are, in fact, presently used in a similar restaurant located in the same county as the acquired property.

                           With respect to the ground lease with the City of
Miami, please note that this is an operating lease at current market value and therefore has no intangible value and is not part of goodwill. The management agreement was not purchased and is not part of goodwill or an intangible asset.

                  2. Exhibits 31A and B have been amended to include all of the certifications required by Exchange Act Rules 13a-14(c) and 15a-14(a).

                           Pursuant to your request and rule 101 of Regulation S
& T, this letter is being filed via EDGAR. We trust that this above fully responds to your questions and comments. If you have any additional questions or comments, please contact me at your earliest convenience.

                                   Sincerely,



                                               /s/ Larry Rothstein
                                               -------------------------
                                               Larry Rothstein
                                               Principal Financial Officer